UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21488

Cohen & Steers Global Infrastructure Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, New York 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Global Infrastructure Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class A - CSUAX

This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$63	1.21%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.33% total return in the six months ended June 30, 2025, compared with the Linked Index,1 which returned 9.30%, and the MSCI World Index - net, which returned 9.47%.

Security selection in the gas distribution sector contributed to relative performance compared with the Linked Index.1 The timing of our investments in Sempra Energy was beneficial as the stock sold off sharply along with California electric utilities on wildfire news before partially recovering. Also, the portfolio was overweight Italgas, which outperformed amid favorable regulatory developments. Security selection in the communications sector further aided relative returns. An overweight position in satellite company SES benefited from increased demand for connectivity services and favorable spectrum allocations. Security selection in the marine ports sector further contributed to relative performance, benefiting from an overweight investment in Santos Brasil, which performed well, largely driven by currency appreciation, as Brazil was seen as a beneficiary of President Trump's trade war.

Security selection in the railways sector detracted from relative performance. The portfolio's overweight allocations to CSX Corporation and Canadian National Railway underperformed due to declining intermodal volumes and competitive pressures. Security selection in airports also detracted from relative returns, including an overweight position in Airports of Thailand, which struggled amid reduced passenger volumes. The position in the stock was subsequently eliminated. An underweight allocation and security selection within electric utilities additionally detracted, largely driven by an overweight investment in California-based PG&E, which underperformed due to environmental compliance costs and wildfire-related liabilities.

Top contributors	Top detractors
Gas Distribution	Railways
Communications	Airports
Marine Ports	Electric

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	MSCI World Index - net
Linked Index[1]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge[2]	10.91%	7.39%	6.08%
Without sales charge	16.13%	8.38%	6.57%
Linked Index[1]	17.03%	8.15%	6.80%
MSCI World Index - net	16.26%	14.55%	10.66%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$924,276,734
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate[3]	43%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Sector diversification[4,6]	(%)
Electric	43.5%
Midstream	12.9%
Railways	11.3%
Communications	7.5%
Gas Distribution	7.4%
Airports	6.6%
Marine Ports	3.5%
Toll Roads	3.1%
Environmental Services	2.3%
Other (includes short-term investments)	1.9%

Country diversification[4,6]	(%)
United States	57.6%
Canada	9.3%
Australia	3.5%
Japan	3.4%
United Kingdom	3.1%
India	2.6%
Mexico	2.5%
Italy	2.5%
Spain	2.3%
Other (includes short-term investments)	13.2%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the UBS Global 50/50 Infrastructure & Utilities Index-Net (UBS 50/50) from June 1, 2008 through March 31, 2015 and the FTSE Global Core Infrastructure 50/50 Net Tax Index (FTSE 50/50) thereafter.

[2]	Reflects a 4.50% front-end sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Global Infrastructure Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class C - CSUCX

This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$96	1.86%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 7.95% total return in the six months ended June 30, 2025, compared with the Linked Index,1 which returned 9.30%, and the MSCI World Index - net, which returned 9.47%.

Security selection in the gas distribution sector contributed to relative performance compared with the Linked Index.1 The timing of our investments in Sempra Energy was beneficial as the stock sold off sharply along with California electric utilities on wildfire news before partially recovering. Also, the portfolio was overweight Italgas, which outperformed amid favorable regulatory developments. Security selection in the communications sector further aided relative returns. An overweight position in satellite company SES benefited from increased demand for connectivity services and favorable spectrum allocations. Security selection in the marine ports sector further contributed to relative performance, benefiting from an overweight investment in Santos Brasil, which performed well, largely driven by currency appreciation, as Brazil was seen as a beneficiary of President Trump's trade war.

Security selection in the railways sector detracted from relative performance. The portfolio's overweight allocations to CSX Corporation and Canadian National Railway underperformed due to declining intermodal volumes and competitive pressures. Security selection in airports also detracted from relative returns, including an overweight position in Airports of Thailand, which struggled amid reduced passenger volumes. The position in the stock was subsequently eliminated. An underweight allocation and security selection within electric utilities additionally detracted, largely driven by an overweight investment in California-based PG&E, which underperformed due to environmental compliance costs and wildfire-related liabilities.

Top contributors	Top detractors
Gas Distribution	Railways
Communications	Airports
Marine Ports	Electric

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	MSCI World Index - net
Linked Index[1]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
With sales charge	14.37%[2]	7.67%	5.87%
Without sales charge	15.37%	7.67%	5.87%
Linked Index[1]	17.03%	8.15%	6.80%
MSCI World Index - net	16.26%	14.55%	10.66%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$924,276,734
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate[3]	43%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Sector diversification[4,6]	(%)
Electric	43.5%
Midstream	12.9%
Railways	11.3%
Communications	7.5%
Gas Distribution	7.4%
Airports	6.6%
Marine Ports	3.5%
Toll Roads	3.1%
Environmental Services	2.3%
Other (includes short-term investments)	1.9%

Country diversification[4,6]	(%)
United States	57.6%
Canada	9.3%
Australia	3.5%
Japan	3.4%
United Kingdom	3.1%
India	2.6%
Mexico	2.5%
Italy	2.5%
Spain	2.3%
Other (includes short-term investments)	13.2%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the UBS Global 50/50 Infrastructure & Utilities Index-Net (UBS 50/50) from June 1, 2008 through March 31, 2015 and the FTSE Global Core Infrastructure 50/50 Net Tax Index (FTSE 50/50) thereafter.

[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Global Infrastructure Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class I - CSUIX

This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$44	0.86%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.53% total return in the six months ended June 30, 2025, compared with the Linked Index,1 which returned 9.30%, and the MSCI World Index - net, which returned 9.47%.

Security selection in the gas distribution sector contributed to relative performance compared with the Linked Index.1 The timing of our investments in Sempra Energy was beneficial as the stock sold off sharply along with California electric utilities on wildfire news before partially recovering. Also, the portfolio was overweight Italgas, which outperformed amid favorable regulatory developments. Security selection in the communications sector further aided relative returns. An overweight position in satellite company SES benefited from increased demand for connectivity services and favorable spectrum allocations. Security selection in the marine ports sector further contributed to relative performance, benefiting from an overweight investment in Santos Brasil, which performed well, largely driven by currency appreciation, as Brazil was seen as a beneficiary of President Trump's trade war.

Security selection in the railways sector detracted from relative performance. The portfolio's overweight allocations to CSX Corporation and Canadian National Railway underperformed due to declining intermodal volumes and competitive pressures. Security selection in airports also detracted from relative returns, including an overweight position in Airports of Thailand, which struggled amid reduced passenger volumes. The position in the stock was subsequently eliminated. An underweight allocation and security selection within electric utilities additionally detracted, largely driven by an overweight investment in California-based PG&E, which underperformed due to environmental compliance costs and wildfire-related liabilities.

Top contributors	Top detractors
Gas Distribution	Railways
Communications	Airports
Marine Ports	Electric

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	MSCI World Index - net
Linked Index[1]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
Class I2	16.57%	8.77%	6.93%
Linked Index[1]	17.03%	8.15%	6.80%
MSCI World Index - net	16.26%	14.55%	10.66%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$924,276,734
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate[3]	43%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Sector diversification[4,6]	(%)
Electric	43.5%
Midstream	12.9%
Railways	11.3%
Communications	7.5%
Gas Distribution	7.4%
Airports	6.6%
Marine Ports	3.5%
Toll Roads	3.1%
Environmental Services	2.3%
Other (includes short-term investments)	1.9%

Country diversification[4,6]	(%)
United States	57.6%
Canada	9.3%
Australia	3.5%
Japan	3.4%
United Kingdom	3.1%
India	2.6%
Mexico	2.5%
Italy	2.5%
Spain	2.3%
Other (includes short-term investments)	13.2%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the UBS Global 50/50 Infrastructure & Utilities Index-Net (UBS 50/50) from June 1, 2008 through March 31, 2015 and the FTSE Global Core Infrastructure 50/50 Net Tax Index (FTSE 50/50) thereafter.

[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Global Infrastructure Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class R - CSURX

This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$70	1.36%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.25% total return in the six months ended June 30, 2025, compared with the Linked Index,1 which returned 9.30%, and the MSCI World Index - net, which returned 9.47%.

Security selection in the gas distribution sector contributed to relative performance compared with the Linked Index.1 The timing of our investments in Sempra Energy was beneficial as the stock sold off sharply along with California electric utilities on wildfire news before partially recovering. Also, the portfolio was overweight Italgas, which outperformed amid favorable regulatory developments. Security selection in the communications sector further aided relative returns. An overweight position in satellite company SES benefited from increased demand for connectivity services and favorable spectrum allocations. Security selection in the marine ports sector further contributed to relative performance, benefiting from an overweight investment in Santos Brasil, which performed well, largely driven by currency appreciation, as Brazil was seen as a beneficiary of President Trump's trade war.

Security selection in the railways sector detracted from relative performance. The portfolio's overweight allocations to CSX Corporation and Canadian National Railway underperformed due to declining intermodal volumes and competitive pressures. Security selection in airports also detracted from relative returns, including an overweight position in Airports of Thailand, which struggled amid reduced passenger volumes. The position in the stock was subsequently eliminated. An underweight allocation and security selection within electric utilities additionally detracted, largely driven by an overweight investment in California-based PG&E, which underperformed due to environmental compliance costs and wildfire-related liabilities.

Top contributors	Top detractors
Gas Distribution	Railways
Communications	Airports
Marine Ports	Electric

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	MSCI World Index - net
Linked Index[1]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
Class R2	15.94%	8.22%	6.41%
Linked Index[1]	17.03%	8.15%	6.80%
MSCI World Index - net	16.26%	14.55%	10.66%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$924,276,734
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate[3]	43%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Sector diversification[4,6]	(%)
Electric	43.5%
Midstream	12.9%
Railways	11.3%
Communications	7.5%
Gas Distribution	7.4%
Airports	6.6%
Marine Ports	3.5%
Toll Roads	3.1%
Environmental Services	2.3%
Other (includes short-term investments)	1.9%

Country diversification[4,6]	(%)
United States	57.6%
Canada	9.3%
Australia	3.5%
Japan	3.4%
United Kingdom	3.1%
India	2.6%
Mexico	2.5%
Italy	2.5%
Spain	2.3%
Other (includes short-term investments)	13.2%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the UBS Global 50/50 Infrastructure & Utilities Index-Net (UBS 50/50) from June 1, 2008 through March 31, 2015 and the FTSE Global Core Infrastructure 50/50 Net Tax Index (FTSE 50/50) thereafter.

[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Global Infrastructure Fund, Inc. semi-annual shareholder report as of June 30, 2025 Class Z - CSUZX

This semi-annual shareholder report contains important information about Cohen & Steers Global Infrastructure Fund, Inc. (Fund) for the period January 1, 2025 to June 30, 2025. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$44	0.86%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 8.53% total return in the six months ended June 30, 2025, compared with the Linked Index,1 which returned 9.30%, and the MSCI World Index - net, which returned 9.47%.

Security selection in the gas distribution sector contributed to relative performance compared with the Linked Index.1 The timing of our investments in Sempra Energy was beneficial as the stock sold off sharply along with California electric utilities on wildfire news before partially recovering. Also, the portfolio was overweight Italgas, which outperformed amid favorable regulatory developments. Security selection in the communications sector further aided relative returns. An overweight position in satellite company SES benefited from increased demand for connectivity services and favorable spectrum allocations. Security selection in the marine ports sector further contributed to relative performance, benefiting from an overweight investment in Santos Brasil, which performed well, largely driven by currency appreciation, as Brazil was seen as a beneficiary of President Trump's trade war.

Security selection in the railways sector detracted from relative performance. The portfolio's overweight allocations to CSX Corporation and Canadian National Railway underperformed due to declining intermodal volumes and competitive pressures. Security selection in airports also detracted from relative returns, including an overweight position in Airports of Thailand, which struggled amid reduced passenger volumes. The position in the stock was subsequently eliminated. An underweight allocation and security selection within electric utilities additionally detracted, largely driven by an overweight investment in California-based PG&E, which underperformed due to environmental compliance costs and wildfire-related liabilities.

Top contributors	Top detractors
Gas Distribution	Railways
Communications	Airports
Marine Ports	Electric

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	MSCI World Index - net
Linked Index[1]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	10 Years
Class Z2	16.57%	8.75%	6.95%
Linked Index[1]	17.03%	8.15%	6.80%
MSCI World Index - net	16.26%	14.55%	10.66%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2025)
Net assets	$924,276,734
Number of portfolio holdings (excluding derivatives)	62
Portfolio turnover rate[3]	43%
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
NextEra Energy, Inc.	5.2%
TC Energy Corp.	4.8%
Williams Cos., Inc.	4.1%
Entergy Corp.	4.0%
Union Pacific Corp.	4.0%
CSX Corp.	3.4%
American Tower Corp.	3.3%
Ameren Corp.	3.1%
National Grid PLC	3.1%
Evergy, Inc.	2.7%

Sector diversification[4,6]	(%)
Electric	43.5%
Midstream	12.9%
Railways	11.3%
Communications	7.5%
Gas Distribution	7.4%
Airports	6.6%
Marine Ports	3.5%
Toll Roads	3.1%
Environmental Services	2.3%
Other (includes short-term investments)	1.9%

Country diversification[4,6]	(%)
United States	57.6%
Canada	9.3%
Australia	3.5%
Japan	3.4%
United Kingdom	3.1%
India	2.6%
Mexico	2.5%
Italy	2.5%
Spain	2.3%
Other (includes short-term investments)	13.2%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]

The Linked Index consists of the UBS Global 50/50 Infrastructure & Utilities Index-Net (UBS 50/50) from June 1, 2008 through March 31, 2015 and the FTSE Global Core Infrastructure 50/50 Net Tax Index (FTSE 50/50) thereafter.

[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 below.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Cohen & Steers Global Infrastructure Fund, Inc.

We would like to share with you our report for the six months ended June 30, 2025. The total returns for the Cohen & Steers Global Infrastructure Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2025
Cohen & Steers Global Infrastructure Fund:
Class A	8.33%
Class C	7.95%
Class I	8.53%
Class R	8.25%
Class Z	8.53%
FTSE Global Core Infrastructure 50/50 Net Tax Index(a)	9.30%
MSCI World Index—net(a)	9.47%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Fund performance figures reflect fee waivers and/or expense reimbursements, where applicable, without which the performance would have been lower. Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that all distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s investment company taxable income and net realized gains are return of capital distributed from the Fund’s assets.

(a)

The FTSE Global Core Infrastructure 50/50 Net Tax Index is a market-capitalization-weighted index of worldwide infrastructure and infrastructure-related securities and is net of dividend withholding taxes. Constituent weights are adjusted semi-annually according to three broad industry sectors: 50% utilities, 30% transportation, and a 20% mix of other sectors, including pipelines, satellites and telecommunication towers. The MSCI World Index—net is a free-float-adjusted index that measures performance of large- and mid-capitalization companies representing developed market countries and is net of dividend withholding taxes.

Cohen & Steers Global Infrastructure Fund, Inc.

SCHEDULE OF INVESTMENTS

June 30, 2025 (Unaudited)

		Shares/ Units	Value

COMMON STOCK	98.7%
AUSTRALIA	3.5%
ENVIRONMENTAL SERVICES	1.1%
Cleanaway Waste Management Ltd.		5,482,930	$9,815,369

TOLL ROADS	2.4%
Transurban Group(a)		2,446,142	22,506,805

TOTAL AUSTRALIA			32,322,174

BRAZIL	2.1%
ELECTRIC	1.8%
Cia Paranaense de Energia—Copel		4,562,064	9,790,666
Equatorial Energia SA		1,042,859	6,902,359

			16,693,025

RAILWAYS	0.3%
Rumo SA		902,887	3,079,365

TOTAL BRAZIL			19,772,390

CANADA	9.3%
ELECTRIC	0.7%
Fortis, Inc.		139,248	6,648,728

MIDSTREAM	6.2%
Keyera Corp.(b)		188,737	6,047,068
South Bow Corp.		227,233	5,898,797
TC Energy Corp.		916,832	44,759,311

			56,705,176

RAILWAYS	2.4%
Canadian National Railway Co.		214,523	22,352,611

TOTAL CANADA			85,706,515

CHINA	1.3%
GAS DISTRIBUTION
ENN Energy Holdings Ltd., (H Shares)		1,553,200	12,405,893

FRANCE	1.9%
AIRPORT	1.2%
Aeroports de Paris SA		89,479	11,214,757

See accompanying notes to financial statements.

Cohen & Steers Global Infrastructure Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Shares/ Units	Value
TOLL ROADS	0.7%
Vinci SA		39,619	$5,838,320

TOTAL FRANCE			17,053,077

HONG KONG	1.2%
ELECTRIC
Power Assets Holdings Ltd.		1,716,000	11,028,376

INDIA	2.6%
AIRPORT	0.5%
GMR Airports Ltd.(b)		5,090,455	5,062,557

ELECTRIC	1.6%
NTPC Ltd.		3,729,718	14,560,513

MARINE PORTS	0.5%
JSW Infrastructure Ltd.		1,273,531	4,648,774

TOTAL INDIA			24,271,844

ITALY	2.5%
COMMUNICATIONS	1.3%
Infrastrutture Wireless Italiane SpA(c)		1,018,960	12,458,954

ELECTRIC	0.6%
Enel SpA		562,249	5,335,502

GAS DISTRIBUTION	0.6%
Italgas SpA		668,702	5,671,425

TOTAL ITALY			23,465,881

JAPAN	3.4%
ELECTRIC	1.4%
Chubu Electric Power Co., Inc.		505,200	6,248,125
Kansai Electric Power Co., Inc.		585,100	6,943,758

			13,191,883

GAS DISTRIBUTION	0.8%
Osaka Gas Co. Ltd.		299,900	7,690,918

RAILWAYS	1.2%
East Japan Railway Co.		504,500	10,888,414

TOTAL JAPAN			31,771,215

See accompanying notes to financial statements.

Cohen & Steers Global Infrastructure Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Shares/ Units	Value
LUXEMBOURG	0.5%
COMMUNICATIONS
SES SA		651,025	$4,631,927

MALAYSIA	1.2%
ELECTRIC
Tenaga Nasional Bhd.		3,212,900	10,972,925

MEXICO	2.5%
AIRPORT
Grupo Aeroportuario del Sureste SAB de CV, Class B		736,771	23,519,189

NETHERLANDS	1.1%
MARINE PORTS
Koninklijke Vopak NV		201,677	10,030,018

NEW ZEALAND	0.7%
AIRPORT
Auckland International Airport Ltd.		1,380,204	6,515,892

PHILIPPINES	1.9%
MARINE PORTS
International Container Terminal Services, Inc.		2,360,000	17,219,244

SPAIN	2.3%
AIRPORT	1.6%
Aena SME SA(c)		562,580	15,016,589

COMMUNICATIONS	0.7%
Cellnex Telecom SA(c)		158,134	6,137,730

TOTAL SPAIN			21,154,319

UNITED KINGDOM	3.1%
ELECTRIC
National Grid PLC		1,938,116	28,239,661

UNITED STATES	57.6%
COMMUNICATIONS	5.0%
American Tower Corp.		138,544	30,620,995
Crown Castle, Inc.		151,427	15,556,096

			46,177,091

See accompanying notes to financial statements.

Cohen & Steers Global Infrastructure Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Shares/ Units	Value
ELECTRIC	32.0%
Ameren Corp.		296,457	$28,471,730
CenterPoint Energy, Inc.		491,625	18,062,302
Consolidated Edison, Inc.		67,462	6,769,812
Dominion Energy, Inc.		185,535	10,486,438
Duke Energy Corp.		89,322	10,539,996
Entergy Corp.		445,688	37,045,587
Evergy, Inc.		355,899	24,532,118
Exelon Corp.		560,988	24,358,099
NextEra Energy, Inc.		692,731	48,089,386
PG&E Corp.		910,962	12,698,810
PPL Corp.		638,483	21,638,189
Public Service Enterprise Group, Inc.		194,126	16,341,527
TXNM Energy, Inc.		114,468	6,446,838
WEC Energy Group, Inc.		193,703	20,183,853
Xcel Energy, Inc.		146,245	9,959,284

			295,623,969

ENVIRONMENTAL SERVICES	1.2%
Waste Connections, Inc.		60,205	11,246,520

GAS DISTRIBUTION	4.6%
NiSource, Inc.		541,198	21,831,927
Sempra		277,026	20,990,260

			42,822,187

MIDSTREAM	6.8%
Cheniere Energy, Inc.		19,457	4,738,169
Targa Resources Corp.		71,249	12,403,026
Venture Global, Inc., Class A		482,213	7,512,878
Williams Cos., Inc.		604,864	37,991,508

			62,645,581

RAILWAYS	7.4%
CSX Corp.		969,569	31,637,036
Union Pacific Corp.		158,960	36,573,517

			68,210,553

See accompanying notes to financial statements.

Cohen & Steers Global Infrastructure Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

		Shares/ Units	Value
WATER	0.6%
American Water Works Co., Inc.		39,682	$5,520,163

TOTAL UNITED STATES			532,246,064

TOTAL COMMON STOCK
(Identified cost—$775,434,175)			912,326,604

SHORT-TERM INVESTMENTS	2.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25%(d)		12,620,492	12,620,492
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.27%(d)		6,212,645	6,212,645

TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$18,833,137)			18,833,137

TOTAL INVESTMENTS IN SECURITIES
(Identified cost—$794,267,312)	100.7%		931,159,741
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.7)		(6,883,007)

NET ASSETS	100.0%		$924,276,734

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

See accompanying notes to financial statements.

Cohen & Steers Global Infrastructure Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2025 (Unaudited)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$912,326,604	$—	$—	$912,326,604
Short-Term Investments	—	18,833,137	—	18,833,137

Total Investments in Securities(e)	$912,326,604	$18,833,137	$—	$931,159,741

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Stapled security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	Non–income producing security.
(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $33,613,273 which represents 3.6% of the net assets of the Fund, of which 0.0% are illiquid.

(d)	Rate quoted represents the annualized seven–day yield.
(e)	Portfolio holdings are disclosed individually on the Schedule of Investments.

See accompanying notes to financial statements.

Cohen & Steers Global Infrastructure Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2025 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$794,267,312)	$931,159,741
Foreign currency, at value (Identified cost—$498,524)	503,035
Receivable for:
Investment securities sold	4,879,609
Dividends	3,117,719
Fund shares sold	3,096,530
Other assets	10,090

Total Assets	942,766,724

LIABILITIES:
Payable for:
Fund shares redeemed	8,034,548
Dividends and distributions declared	6,058,630
Investment securities purchased	3,205,375
Investment advisory fees	527,951
Foreign capital gains tax	335,939
Shareholder servicing fees	178,433
Administration fees	30,413
Distribution fees	15,390
Other liabilities	103,311

Total Liabilities	18,489,990

NET ASSETS	$924,276,734

NET ASSETS consist of:
Paid-in capital	$790,505,231
Total distributable earnings/(accumulated loss)	133,771,503

$924,276,734

See accompanying notes to financial statements.

Cohen & Steers Global Infrastructure Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2025 (Unaudited)

CLASS A SHARES:
NET ASSETS	$53,722,355
Shares issued and outstanding ($0.001 par value common stock outstanding)	2,247,747

Net asset value and redemption price per share	$23.90

Maximum offering price per share ($23.90 ÷ 0.955)(a)	$25.03

CLASS C SHARES:
NET ASSETS	$6,726,423
Shares issued and outstanding ($0.001 par value common stock outstanding)	281,304

Net asset value and offering price per share(b)	$23.91

CLASS I SHARES:
NET ASSETS	$857,339,661
Shares issued and outstanding ($0.001 par value common stock outstanding)	35,729,376

Net asset value, offering and redemption price per share	$24.00

CLASS R SHARES:
NET ASSETS	$112,933
Shares issued and outstanding ($0.001 par value common stock outstanding)	4,696

Net asset value, offering and redemption price per share	$24.05

CLASS Z SHARES:
NET ASSETS	$6,375,362
Shares issued and outstanding ($0.001 par value common stock outstanding)	265,650

Net asset value, offering and redemption price per share	$24.00

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

Cohen & Steers Global Infrastructure Fund, Inc.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

Investment Income:
Dividend income (net of $1,245,286 of foreign withholding tax)	$16,534,295

Expenses:
Investment advisory fees	3,217,779
Distribution fees—Class A	65,507
Distribution fees—Class C	26,262
Distribution fees—Class R	269
Shareholder servicing fees—Class A	26,203
Shareholder servicing fees—Class C	8,754
Shareholder servicing fees—Class I	290,025
Administration fees	212,305
Professional fees	53,449
Registration and filing fees	52,702
Custodian fees and expenses	47,122
Shareholder reporting expenses	36,216
Transfer agent fees and expenses	35,222
Directors’ fees and expenses	17,410
Miscellaneous	21,355

Total Expenses	4,110,580
Reduction of Expenses (See Note 2)	(290,025)

Net Expenses	3,820,555

Net Investment Income (Loss)	12,713,740

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities (net of $8,151 of foreign capital gains tax)	22,045,046
Written option contracts	177,099
Foreign currency transactions	(41,135)

Net realized gain (loss)	22,181,010

Net change in unrealized appreciation (depreciation) on:
Investments in securities (net of decrease in accrued foreign capital gains tax of $73,785)	36,023,189
Foreign currency translations	33,283

Net change in unrealized appreciation (depreciation)	36,056,472

Net Realized and Unrealized Gain (Loss)	58,237,482

Net Increase (Decrease) in Net Assets Resulting from Operations	$70,951,222

See accompanying notes to financial statements.

Cohen & Steers Global Infrastructure Fund, Inc.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2025	For the Year Ended December 31, 2024
Change in Net Assets:
From Operations:
Net investment income (loss)	$12,713,740	$20,478,321
Net realized gain (loss)	22,181,010	54,839,787
Net change in unrealized appreciation (depreciation)	36,056,472	9,942,508

Net increase (decrease) in net assets resulting from operations	70,951,222	85,260,616

Distributions to Shareholders:
Class A	(2,024,718)	(2,650,004)
Class C	(228,391)	(296,224)
Class I	(33,459,677)	(39,072,118)
Class R	(4,100)	(4,609)
Class Z	(245,449)	(190,020)

Total distributions	(35,962,335)	(42,212,975)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	77,595,563	(48,792,389)

Total increase (decrease) in net assets	112,584,450	(5,744,748)
Net Assets:
Beginning of period	811,692,284	817,437,032

End of period	$924,276,734	$811,692,284

See accompanying notes to financial statements.

Cohen & Steers Global Infrastructure Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.91		$21.62	$21.65	$23.64	$20.96	$21.61

Income (loss) from investment operations:

Net investment income (loss)(a)	0.31		0.51	0.44	0.33	0.32	0.19
Net realized and unrealized gain (loss)	1.60		1.93	(0.00)	(1.55)	3.08	(0.57)

Total from investment operations	1.91		2.44	0.44	(1.22)	3.40	(0.38)

Less dividends and distributions to shareholders from:

Net investment income	(0.32)		(0.47)	(0.45)	(0.31)	(0.31)	(0.18)
Net realized gain	(0.60)		(0.68)	—	(0.46)	(0.41)	—
Tax return of capital	—		—	(0.02)	—	—	(0.09)

Total dividends and distributions to shareholders	(0.92)		(1.15)	(0.47)	(0.77)	(0.72)	(0.27)

Net increase (decrease) in net asset value	0.99		1.29	(0.03)	(1.99)	2.68	(0.65)

Net asset value, end of period	$23.90		$22.91	$21.62	$21.65	$23.64	$20.96

Total return(b)(c)	8.33	%(d)	11.21%	2.08%	–5.21%	16.36%	–1.66%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$53.7		$51.8	$54.2	$65.3	$78.6	$47.3

Ratios to average daily net assets:

Expenses	1.21	%(e)	1.22%	1.21%	1.21%	1.24%	1.29%

Net investment income (loss)	2.59	%(e)	2.21%	2.07%	1.44%	1.43%	0.97%

Portfolio turnover rate	43	%(d)	110%	101%	83%	64%	89%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

Cohen & Steers Global Infrastructure Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$22.92		$21.62	$21.65	$23.63	$20.96	$21.58

Income (loss) from investment operations:

Net investment income (loss)(a)	0.22		0.36	0.30	0.18	0.17	0.06
Net realized and unrealized gain (loss)	1.61		1.94	(0.00)	(1.53)	3.07	(0.57)

Total from investment operations	1.83		2.30	0.30	(1.35)	3.24	(0.51)

Less dividends and distributions to shareholders from:

Net investment income	(0.24)		(0.32)	(0.31)	(0.17)	(0.16)	(0.02)
Net realized gain	(0.60)		(0.68)	—	(0.46)	(0.41)	—
Tax return of capital	—		—	(0.02)	—	—	(0.09)

Total dividends and distributions to shareholders	(0.84)		(1.00)	(0.33)	(0.63)	(0.57)	(0.11)

Net increase (decrease) in net asset value	0.99		1.30	(0.03)	(1.98)	2.67	(0.62)

Net asset value, end of period	$23.91		$22.92	$21.62	$21.65	$23.63	$20.96

Total return(b)(c)	7.95	%(d)	10.54%	1.39%	–5.79%	15.56%	–2.32%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$6.7		$7.1	$6.7	$7.6	$8.3	$6.8

Ratios to average daily net assets:

Expenses	1.86	%(e)	1.87%	1.86%	1.86%	1.89%	1.94%

Net investment income (loss)	1.91	%(e)	1.56%	1.42%	0.79%	0.76%	0.30%

Portfolio turnover rate	43	%(d)	110%	101%	83%	64%	89%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Global Infrastructure Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.00		$21.69	$21.72	$23.72	$21.03	$21.68

Income (loss) from investment operations:

Net investment income (loss)(a)	0.35		0.59	0.52	0.41	0.41	0.26
Net realized and unrealized gain (loss)	1.61		1.96	(0.00)	(1.56)	3.07	(0.56)

Total from investment operations	1.96		2.55	0.52	(1.15)	3.48	(0.30)

Less dividends and distributions to shareholders from:

Net investment income	(0.36)		(0.56)	(0.53)	(0.39)	(0.38)	(0.26)
Net realized gain	(0.60)		(0.68)	—	(0.46)	(0.41)	—
Tax return of capital	—		—	(0.02)	—	—	(0.09)

Total dividends and distributions to shareholders	(0.96)		(1.24)	(0.55)	(0.85)	(0.79)	(0.35)

Net increase (decrease) in net asset value	1.00		1.31	(0.03)	(2.00)	2.69	(0.65)

Net asset value, end of period	$24.00		$23.00	$21.69	$21.72	$23.72	$21.03

Total return(b)	8.53	%(c)	11.66%	2.44%	–4.90%	16.73%	–1.30%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$857.3		$749.0	$754.2	$840.2	$767.6	$367.9

Ratios to average daily net assets:

Expenses (before expense reduction)	0.93	%(d)	0.95%	0.94%	0.93%	0.95%	1.01%

Expenses (net of expense reduction)	0.86	%(d)	0.87%	0.86%	0.86%	0.89%	0.94%

Net investment income (loss) (before expense reduction)	2.93	%(d)	2.48%	2.36%	1.74%	1.72%	1.24%

Net investment income (loss) (net of expense reduction)	3.00	%(d)	2.56%	2.44%	1.81%	1.78%	1.31%

Portfolio turnover rate	43	%(c)	110%	101%	83%	64%	89%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Global Infrastructure Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.05		$21.74	$21.78	$23.81	$21.11	$21.75

Income (loss) from investment operations:

Net investment income (loss)(a)	0.29		0.49	0.42	0.35	0.28	0.17
Net realized and unrealized gain (loss)	1.61		1.93	(0.01)	(1.61)	3.10	(0.58)

Total from investment operations	1.90		2.42	0.41	(1.26)	3.38	(0.41)

Less dividends and distributions to shareholders from:

Net investment income	(0.30)		(0.43)	(0.43)	(0.31)	(0.27)	(0.14)
Net realized gain	(0.60)		(0.68)	—	(0.46)	(0.41)	—
Tax return of capital	—		—	(0.02)	—	—	(0.09)

Total dividends and distributions to shareholders	(0.90)		(1.11)	(0.45)	(0.77)	(0.68)	(0.23)

Net increase (decrease) in net asset value	1.00		1.31	(0.04)	(2.03)	2.70	(0.64)

Net asset value, end of period	$24.05		$23.05	$21.74	$21.78	$23.81	$21.11

Total return(b)	8.25	%(c)	11.06%	1.94%	–5.37%	16.14%	–1.80%

Ratios/Supplemental Data:

Net assets, end of period (in 000s)	$112.9		$104.1	$70.4	$66.4	$12.9	$11.4

Ratios to average daily net assets:

Expenses	1.36	%(d)	1.37%	1.36%	1.36%	1.39%	1.44%

Net investment income (loss)	2.47	%(d)	2.08%	1.97%	1.53%	1.25%	0.83%

Portfolio turnover rate	43	%(c)	110%	101%	83%	64%	89%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Global Infrastructure Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2025		For the Year Ended December 31,
Per Share Operating Data:			2024	2023	2022	2021	2020
Net asset value, beginning of period	$23.00		$21.70	$21.73	$23.72	$21.03	$21.69

Income (loss) from investment operations:

Net investment income (loss)(a)	0.38		0.59	0.49	0.41	0.40	0.28
Net realized and unrealized gain (loss)	1.58		1.95	0.03	(1.55)	3.08	(0.59)

Total from investment operations	1.96		2.54	0.52	(1.14)	3.48	(0.31)

Less dividends and distributions to shareholders from:

Net investment income	(0.36)		(0.56)	(0.53)	(0.39)	(0.38)	(0.26)
Net realized gain	(0.60)		(0.68)	—	(0.46)	(0.41)	—
Tax return of capital	—		—	(0.02)	—	—	(0.09)

Total dividends and distributions to shareholders	(0.96)		(1.24)	(0.55)	(0.85)	(0.79)	(0.35)

Net increase (decrease) in net asset value	1.00		1.30	(0.03)	(1.99)	2.69	(0.66)

Net asset value, end of period	$24.00		$23.00	$21.70	$21.73	$23.72	$21.03

Total return(b)	8.53	%(c)	11.60%	2.44%	–4.85%	16.73%	–1.34%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$6.4		$3.6	$2.3	$8.5	$8.6	$6.9

Ratios to average daily net assets:

Expenses	0.86	%(d)	0.87%	0.86%	0.86%	0.89%	0.94%

Net investment income (loss)	3.18	%(d)	2.54%	2.25%	1.80%	1.75%	1.42%

Portfolio turnover rate	43	%(c)	110%	101%	83%	64%	89%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Global Infrastructure Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on January 13, 2004 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The Fund’s investment objective is total return. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares). Class F shares are currently not available for purchase.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The levels associated with valuing the Fund’s investments as of June 30, 2025 are disclosed in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from Real Estate Investment Trusts (REITs) are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any) currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At June 30, 2025, the Fund did not have any option contracts outstanding.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2025, the investment advisor considers it likely that a portion of the dividends has been reclassified to distributions from net realized gain upon the final determination of the Fund’s taxable income after December 31, 2025, the Fund’s fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2025, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund up to and including $1.5 billion and 0.65% of the average daily net assets above $1.5 billion.

For the six months ended June 30, 2025 and through June 30, 2027, the investment advisor has contractually agreed to waive its fee and/or reimburse the Fund’s Class I shareholder service fee up to the maximum shareholder service fee of 0.10%. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the investment advisor and will terminate automatically in the event of termination of the investment advisory agreement between the investment advisor and the Fund. For the six months ended June 30, 2025, fees waived and/or expenses reimbursed totaled $290,025.

Under subadvisory agreements between the investment advisor and each of Cohen & Steers Asia Limited and Cohen & Steers UK Limited (collectively, the subadvisors), affiliates of the investment advisor, the subadvisors are responsible for managing the Fund’s investments in certain non-U.S. holdings. For their services provided under the subadvisory agreements, the investment advisor (not the Fund) pays the subadvisors. The investment advisor allocates 50% of the investment advisory fee received from the Fund among itself and each subadvisor based on the portion of the Fund’s average daily net assets managed by the investment advisor and each subadvisor.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the average daily net assets of the Fund. For the six months ended June 30, 2025, the Fund incurred $171,615 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a maximum contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2025, the Fund has been advised that the distributor received $731, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $793 of CDSC relating to redemptions of Class C shares. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to interested directors and officers, except for the Chief Compliance Officer, who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $2,520 for the six months ended June 30, 2025.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2025, totaled $414,673,692 and $368,628,354, respectively.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2025, and the effect of derivatives held during the six months ended June 30, 2025, if any, along with the respective location in the financial statements.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Equity Risk:
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	$177,099	$—

The following summarizes the monthly average volume of the Fund’s option contracts activity for the six months ended June 30, 2025:

Written Option Contracts
Average Notional Amount(a)(b)	$4,594,370

(a)

Average notional amounts represent the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents three months for written option contracts.

(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Note 5. Income Tax Information

As of June 30, 2025, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$794,267,312

Gross unrealized appreciation on investments	$149,588,222
Gross unrealized depreciation on investments	(12,695,793)

Net unrealized appreciation (depreciation) on investments	$136,892,429

The Fund incurred ordinary losses of $92,097 after October 31, 2024 that it has elected to defer to the following year.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Capital Stock

The Fund is authorized to issue 400 million shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 50 million of Class A capital stock, 50 million of Class C capital stock, 50 million of Class F capital stock, 150 million of Class I capital stock, 50 million of Class R capital stock and 50 million of Class Z capital stock. Class F shares are currently not available for purchase. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Class A:
Sold	105,020	$2,502,236	241,804	$5,635,096
Issued as reinvestment of dividends and distributions	62,556	1,495,087	81,202	1,913,523
Redeemed	(181,150)	(4,284,050)	(569,379)	(12,912,744)

Net increase (decrease)	(13,574)	$(286,727)	(246,373)	$(5,364,125)

Class C:
Sold	23,877	$555,727	94,248	$2,257,157
Issued as reinvestment of dividends and distributions	7,816	186,890	10,641	252,309
Redeemed	(62,278)	(1,482,333)	(101,781)	(2,333,012)

Net increase (decrease)	(30,585)	$(739,716)	3,108	$176,454

Class I:
Sold	6,812,492	$161,853,610	6,253,995	$145,983,665
Issued as reinvestment of dividends and distributions	1,165,528	27,972,669	1,463,921	34,586,094
Redeemed	(4,817,169)	(113,760,819)	(9,916,307)	(225,600,756)

Net increase (decrease)	3,160,851	$76,065,460	(2,198,391)	$(45,030,997)

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2025		For the Year Ended December 31, 2024
	Shares	Amount	Shares	Amount

Class R:
Sold	42	$996	4,178	$101,150
Issued as reinvestment of dividends and distributions	150	3,611	168	4,003
Redeemed	(13)	(323)	(3,066)	(76,847)

Net increase (decrease)	179	$4,284	1,280	$28,306

Class Z:
Sold	125,057	$2,958,038	169,094	$4,246,821
Issued as reinvestment of dividends and distributions	10,227	245,448	7,971	190,018
Redeemed	(26,582)	(651,224)	(126,165)	(3,038,866)

Net increase (decrease)	108,702	$2,552,262	50,900	$1,397,973

Note 7. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Infrastructure Companies Risk: Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies may also be affected by or subject to high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from a developing deregulatory environment; costs associated with compliance with and changes in environmental and other regulations; regulation by various government authorities; government regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure and utilities assets.

Foreign (Non-U.S.) and Emerging Market Securities Risk: The Fund directly purchases securities of foreign issuers. Risks of investing in foreign securities, which can be expected to be greater for investments in emerging markets, include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income or proceeds payable on the securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Currency and Currency Hedging Risk: Although the Fund will report its NAV and pay dividends in U.S. dollars, foreign securities often are purchased with and make any dividend and interest payments in foreign currencies. Therefore, the Fund’s investments in foreign securities will be subject to foreign currency risk, which means that the Fund’s NAV could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal, dividends and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. The Fund may, but is not required to, engage in various instruments that are designed to hedge the Fund’s foreign currency risks.

If the Fund were to utilize derivatives for the purpose of hedging foreign currency risks, it would be subject to risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are counterparty risk, financial leverage risk, liquidity risk, OTC trading risk and tracking risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives.

Market Disruption and Geopolitical Risk: Geopolitical events, such as war (including ongoing conflicts in Ukraine and the Middle East), terrorist attacks, natural or environmental disasters (including hurricanes, wildfires, and flooding), country instability, public health emergencies (including epidemics and pandemics), market instability, debt crises and downgrades, embargoes,

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

tariffs, sanctions and other trade barriers and other governmental trade or market control programs, the potential exit of a country from its respective union and related geopolitical events, have led and may in the future lead to market volatility and may have long-lasting impacts on U.S. and global economies and financial markets. Supply chain disruptions or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies or industries. Events occurring in one region of the world may negatively impact industries and regions that are not otherwise directly impacted by the events. Additionally, those events, as well as other changes in foreign and domestic political and economic conditions, could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, secondary trading, credit ratings, inflation, investor sentiment and other factors affecting the value of the Fund’s investments.

Russia’s military invasion of Ukraine significantly amplified already existing geopolitical tensions. The U.S. and many other countries have instituted various economic sanctions against Russia, Russian individuals and entities and Belarus. The extent and duration of the military action, sanctions imposed and other punitive actions taken (including any Russian retaliatory responses to such sanctions and actions), and resulting disruptions in Europe and globally cannot be predicted, but could be significant and have a severe adverse effect on the global economy, securities markets and commodities markets globally, including through global supply chain disruptions, increased inflationary pressures and reduced economic activity.

Ongoing conflicts in the Middle East could have similar negative impacts. The possibility of a prolonged conflict, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets.

Systemic risk events in the financial sectors and/or resulting government actions can negatively impact investments held by the Fund. For example, issues with certain regional U.S. banks and other financial institutions in March 2023 raised economic concerns over disruption in the U.S. banking system. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms, and exchanges, with which the Fund interacts. There can be no certainty that any actions taken by the U.S. government to strengthen public confidence in the U.S. banking system or financial markets will be effective in mitigating the effects of financial institution failures on the economy and restoring or maintaining public confidence. In addition, raising the U.S. Government debt ceiling has become increasingly politicized. Any failure to increase the total amount that the U.S. Government is authorized to borrow could lead to a default on U.S. Government obligations. A default or a threat of default by the U.S. Government would be highly disruptive to the U.S. and global securities markets and could significantly reduce the value of the Fund’s investments.

The strengthening or weakening of the U.S. dollar relative to other currencies may, among other things, adversely affect the Fund’s investments denominated in non-U.S. dollar currencies. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have, and the duration of those effects.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

The rapid development and increasingly widespread use and regulation of artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT (collectively, AI Technologies), may pose risks to the Fund. For instance, the rapid advanced development of AI Technologies and efforts to regulate or control its use and advancement may have significant positive or negative impacts on a wide range of different industries and the global economy. It is not possible to predict which companies, sectors, or economies may benefit or be disadvantaged by such developments, nor is it possible to determine the full extent of current or future risks related thereto.

Some political leaders around the world (including in the U.S. and certain European nations) have been and may be elected on protectionist platforms, raising questions about the future of global free trade. Global trade disruption, significant introductions of trade barriers and bilateral trade frictions, together with any future downturns in the global economy resulting therefrom, could adversely affect the financial performance of the Fund and its investments.

Options Risk: Gains on options transactions depend on the investment advisor’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. While the full extent of all of these regulations is still unclear, these regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Cybersecurity Risk: With the increased use of technologies such as the Internet and AI Technologies, and the dependence on computer systems to perform necessary business functions, the Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, subadvisors or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

Shareholder Concentration Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable income and/or gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other

Cohen & Steers Global Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

tax-advantaged plan. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors’ circumstances; changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Note 8. Operating Segments

An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2025 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

Cohen & Steers Global Infrastructure Fund, Inc.

(The following pages are unaudited)

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our website at cohenandsteers.com or (iii) on the U.S. Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and realized gains are a return of capital distributed from the Fund’s assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

Cohen & Steers Global Infrastructure Fund, Inc.

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

The Board of Directors of the Fund (the Board), including a majority of the directors who are not parties to the Fund’s investment advisory and subadvisory agreements (the Advisory Agreements), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreements for their initial two year terms and their continuation annually thereafter at a meeting of the Board called for the purpose of voting on the approval or continuation. The Advisory Agreements were discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 3, 2025 and at a meeting of the full Board held on June 17, 2025. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Advisory Agreements in executive sessions on June 16 and 17, 2025. At the meeting of the full Board on June 17, 2025, the Advisory Agreements were unanimously continued for a term ending June 30, 2026 by the Board, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreements, the Board reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from counsel to the Independent Directors outlining the legal duties of the Board. The Board also spoke directly with a representative of the independent data provider and met with investment advisory personnel. In addition, the Board considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board also considered information provided by the Investment Advisor in response to a request for information submitted by counsel to the Independent Directors, on behalf of the Independent Directors, as well as information provided by the Investment Advisor in response to a supplemental request. In particular, the Board considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor and the Subadvisors: The Board reviewed the services that the Investment Advisor and the sub-investment advisors (the Subadvisors) provide to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and, for the Investment Advisor, generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board took into account the services provided by the Investment Advisor and the Subadvisors to other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board also considered the education, background and experience of the Investment Advisor and Subadvisors’ personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have

Cohen & Steers Global Infrastructure Fund, Inc.

on the Fund. The Board further noted the Investment Advisor and Subadvisors’ ability to attract qualified and experienced personnel. The Board also considered the administrative services provided by the Investment Advisor, including compliance and accounting services. After consideration of the above factors, among others, the Board concluded that the nature, extent and quality of services provided by the Investment Advisor and Subadvisors are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor and the Subadvisors: The Board considered the investment performance of the Fund compared to Peer Funds and compared to a relevant linked benchmark. The Board noted that the Fund outperformed the Peer Group medians for the three- and five-year periods ended March 31, 2025, ranking four out of ten peers and five out of ten peers, respectively. The Fund represented the Peer Group median for the ten-year period ended March 31, 2025, ranking four out of seven peers. The Fund underperformed the Peer Group median for the one-year period ended March 31, 2025, ranking eight out of ten peers. The Board also noted that the Fund outperformed the linked benchmark for the one-, three-, five- and ten-year periods ended March 31, 2025. The Board engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance. The Board also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing similarly managed funds and accounts. The Board determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreements.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board considered the contractual and actual management fees paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the Board gave consideration to the fee and expense analyses provided by the independent data provider. The Board noted that the Fund’s actual management fee and total expense ratio were lower than the Peer Group medians, ranking four out of ten peers and one out of ten peers, respectively. The Board also considered that the Investment Advisor is reimbursing the Fund’s Class I shareholder service fee up to 0.10%. The Board noted that the Fund has a breakpoint of 0.10% on assets over $1.5 billion; however, the reduced fee is not currently applicable due to the size of the Fund. In light of the considerations above, the Board concluded that the Fund’s current expense structure was satisfactory.

The Board also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. The Board noted that the Investment Advisor is currently reimbursing the Fund’s Class I shareholder service fee. Since the Subadvisors are paid by the Investment Advisor (and not by the Fund) for investment services provided to the Fund and are affiliates of the Investment Advisor, the Board considered the profitability of the Investment Advisor as a whole and did not consider the Subadvisors’ separate profitability to be particularly relevant to their determination. The Board took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreements, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board further considered that the Investment Advisor continues to

Cohen & Steers Global Infrastructure Fund, Inc.

reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board determined that the services received under the Administration Agreement are beneficial to the Fund. The Board concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board noted that the Fund’s advisory fee schedule contains a breakpoint of 0.10% once the Fund’s assets reach $1.5 billion and, as discussed above, the Investment Advisor has contractually agreed to waive a portion of its fee and/or reimburse the Fund’s Class I shareholder service fee. In light of the considerations above, the Board determined that economies of scale are being shared with shareholders and will continue to be shared with shareholders, concluding that the Fund’s expense structure was satisfactory. In considering economies of scale, the Board also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board compared the fees paid under the Advisory Agreements to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board also compared the services rendered and fees paid under the Advisory Agreements to fees paid, including the ranges of such fees, under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does to institutional or subadvised accounts. The Board also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board determined that on a comparative basis the fees under the Advisory Agreements were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreements.

Cohen & Steers Global Infrastructure Fund, Inc.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number and account balances

•  Transaction history and account transactions

•  Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call 800-330-7348

Cohen & Steers Global Infrastructure Fund, Inc.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

•  Open an account or buy securities from us

•  Provide account information or give us your contact information

•  Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•  sharing for affiliates’ everyday business purposes—information about your creditworthiness

•  affiliates from using your information to market to you

•  sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

Cohen & Steers Global Infrastructure Fund, Inc.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS

REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS

INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS

INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

LOW DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in low-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS FUTURE OF ENERGY FUND

•	Designed for investors seeking total return, investing primarily in securities of traditional and alternative energy companies

•	Symbols: MLOAX, MLOCX, MLOIX, MLORX, MLOZX

COHEN & STEERS

GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

Cohen & Steers Global Infrastructure Fund, Inc.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Treasurer and Chief Financial Officer

Dana A. DeVivo

Secretary and Chief Legal Officer

Stephen Murphy

Chief Compliance Officer

and Vice President

Benjamin Morton

Vice President

Tyler S. Rosenlicht

Vice President

Thuy Quynh Dang

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

NASDAQ Symbol:	Class A—CSUAX
Class C—CSUCX
Class F—CSUFX*
Class I—CSUIX
Class R—CSURX
Class Z—CSUZX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Global Infrastructure Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

*	Class F shares are currently not available for purchase.

eDelivery AVAILABLE

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Semi-Annual Financial Statements and Additional Information

June 30, 2025

Cohen & Steers

Global

Infrastructure

Fund

If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

CSUAXSAR

(b) Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors implemented after the Registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

Date: August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza
Title: Principal Executive Officer
(President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj
Title: Principal Financial Officer
(Treasurer and Chief Financial Officer)

Date: August 29, 2025